Income Taxes - Components of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryovers	$ 35,901	$ 31,135
Research and development tax credits	8,312	8,641
Intangibles	130	379
Stock options	438	2,255
Compensation	47	452
Deferred revenue	0	2,642
Other	88	62
Total gross deferred tax assets	44,916	45,566
Deferred tax liabilities
Right-of-use asset	46	0
Total net deferred tax assets	44,870	45,566
Less valuation allowance	(44,870)	(45,566)
Net deferred tax assets	$ 0	$ 0